INCOME TAX (Narrative) (Details) - Canada [Member] - Non-capital losses [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses and tax pools	$ 30,523	$ 30,523
Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2027
Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry forwards expiration year	2039